Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity - Schedule of Preferred Stock Conversion (Details)	Dec. 31, 2024 $ / shares shares
Series C Preferred Stock [Member]
Preferred Stock Convertion [Line Items]
Exercise Price	$ 0.59
Preferred Warrants [Member] | Series A Preferred Stock [Member]
Preferred Stock Convertion [Line Items]
Shares | shares	797,351
Exercise Price	$ 0.55
Preferred Warrants [Member] | Series B Preferred Stock [Member]
Preferred Stock Convertion [Line Items]
Shares | shares	733,047
Exercise Price	$ 0.55
Preferred Warrants [Member] | Series C Preferred Stock [Member]
Preferred Stock Convertion [Line Items]
Shares | shares	290,563
Exercise Price	$ 0.59